Subsequent Events - Additional Information (Detail) - USD ($)	Oct. 01, 2024	Oct. 22, 2024	Dec. 21, 2023	Mar. 27, 2022
Subsequent Event [Line Items]
Debt instrument face value			$ 450,000
Sponsor [Member]
Subsequent Event [Line Items]
Debt instrument face value				$ 600,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Subsequent Event, Description	On October 1, 2024, the Company received a notice from the Listing Qualifications Department of The Nasdaq Stock Market LLC stating that the Company was not in compliance with Listing Rule IM-5101-2 (the “Rule”), which requires that a SPAC complete one or more business combinations within 36 months of the effectiveness of the registration statement filed in connection with its initial public offering.
Subsequent Event [Member] | Sponsor [Member] | April2024 Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument face value		$ 250,000
Conversion Price		$ 10